Borrowings (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Borrowings
Short-term	2,275,533	1,122,352
Long-term, current portion	22,000	936,163
Subtotal	2,297,533	2,058,515
Long-term	1,902,400	1,554,000
Total borrowings	4,199,933	3,612,515
Borrowings
Weighted average interest rate (as a percent)	6.07%	6.42%
Interest rate (as a percent)	9.00%
Principal amount of short-term borrowings	2,275,533	1,122,352
Short-term	2,275,533	1,122,352
Principal amount of long-term borrowings	1,902,400	1,554,000
Unused lines of credit	690,710
Unused line of credit secured by project assets	100,000
Interest incurred	267,718	278,190	348,510
Interest capitalized in the cost of property, plant and equipment and project assets	38,053	37,495	45,059
Maximum gearing ratio	55.00%
Future principal repayments on the long-term borrowings
2015	22,000
2016	210,400
2017	324,000
2018	468,000
Thereafter	900,000
Total	1,924,400
Bank of Xingtai
Borrowings
Restricted cash collateral amount	20,000
Agriculture Bank of China
Borrowings
Long-term bank loan secured by pledge of buildings	85,400
Bank loan secured by pledge of prepaid land use rights	28,600
Net book value of buildings pledged as collateral	218,603
Donghai Jingtian Construction Corp
Borrowings
Bank loan secured by pledge of prepaid land use rights	39,980
Industrial and Commercial Bank of China
Borrowings
Short-term bank loans secured by pledge of project assets	4,000
Long-term bank loans secured by pledge of project assets	196,000
Net book value of project assets pledged as collateral	310,029
Hefei High-Tech Industrial Development Zone Management Co., Ltd
Borrowings
Long-term entrustment loan secured by pledge of property, plant and equipment and land use rights	1,440,000
Net book value of buildings, machineries and equipment and construction in progress pledged as collateral	834,341
China Construction Bank | JA Hebei
Borrowings
Maximum borrowing capacity	194,000
Minimum current ratio	1.6
Minimum quick ratio	1.5
Maximum ratio of long-term investment to net asset	30.00%
Maximum ratio of external quarantee to net asset	55
Huaxia Bank | JA Yangzhou
Borrowings
Maximum borrowing capacity	80,000
Maximum gearing ratio	70.00%
Lines of credit | China Development Bank Shanghai Branch
Borrowings
Maximum borrowing capacity	30,000,000
Short-term loans | Bank of Xingtai
Borrowings
Loan secured by restricted cash balance	600
Short-term loans | Donghai Jingtian Construction Corp
Borrowings
Net book value of prepaid land use rights pledged as collateral	26,086
Unsecured short-term bank borrowings
Borrowings
Short-term	2,090,953	956,994
Borrowings
Weighted average interest rate (as a percent)	5.66%	6.04%
Interest rate, minimum (as a percent)	1.35%	2.67%
Interest rate, maximum (as a percent)	7.82%	7.80%
Principal amount of short-term borrowings	2,090,953	956,994
Short-term	2,090,953	956,994
Short-term borrowings secured by restricted cash
Borrowings
Short-term	600	85,358
Borrowings
Weighted average interest rate (as a percent)	6.53%	1.67%
Interest rate (as a percent)	6.15%
Interest rate, minimum (as a percent)	6.15%	1.66%
Interest rate, maximum (as a percent)	6.90%	1.67%
Principal amount of short-term borrowings	600	85,358
Short-term	600	85,358
Short term bank borrowings secured by assets
Borrowings
Short-term	183,980
Borrowings
Principal amount of short-term borrowings	183,980
Short-term	183,980
Short-term bank borrowings from non-financial institution
Borrowings
Short-term		80,000
Borrowings
Interest rate (as a percent)		9.00%
Principal amount of short-term borrowings		80,000
Short-term		80,000
Number of non-financial institutions		1
Long-term loan | Bank of Xingtai
Borrowings
Loan secured by restricted cash balance	17,400
Long-term loan | Agriculture Bank of China
Borrowings
Bank loan secured by pledge of prepaid land use rights	28,600
Net book value of prepaid land use rights pledged as collateral	74,211
Long-term loan | Hefei High-Tech Industrial Development Zone Management Co., Ltd
Borrowings
Bank loan secured by pledge of prepaid land use rights	1,440,000
Net book value of prepaid land use rights pledged as collateral	213,840
Unsecured long-term bank borrowings
Borrowings
Long-term	157,000	914,163
Borrowings
Weighted average interest rate (as a percent)	6.64%	6.48%
Interest rate, minimum (as a percent)	6.52%	6.15%
Interest rate, maximum (as a percent)	6.77%	7.07%
Principal amount of long-term borrowings	157,000	914,163
Long-term bank borrowings secured by buildings, machineries and equipment and construction in progress
Borrowings
Long-term	1,767,400	1,576,000
Borrowings
Weighted average interest rate (as a percent)	6.46%	6.74%
Interest rate, minimum (as a percent)	6.15%	6.72%
Interest rate, maximum (as a percent)	7.01%	7.01%
Principal amount of long-term borrowings	1,767,400	1,576,000
Minimum
Borrowings
Maturity period	5 months
Maximum
Borrowings
Maturity period	179 months